KEMPER ASIAN GROWTH FUND
                    SUPPLEMENT TO PROSPECTUS
                      DATED OCTOBER 4, 1996


                    KEMPER INTERNATIONAL FUND
                    SUPPLEMENT TO PROSPECTUS
                       DATED MARCH 1, 1996

                    _________________________


                    The following is added to the
               "Purchase of Shares" section of the
               prospectus.  Effective November 1,
               1996 through January 31, 1997
               ("Special Offering Period"), Kemper
               Distributors, Inc., the principal
               underwriter of the Fund, intends to
               pay to financial services firms
               special commissions or other
               concessions for sales of shares of
               the Fund as described below:

                    Class A Shares:  Full
               reallowance of the applicable sales
               charge for the sale of Class A
               Shares during the Special Offering
               Period.

                    Class B Shares:  An additional
               commission of .50% of the amount of
               Class B Shares purchased during the
               Special Offering Period.








               * printed on recycled paper









               November 1, 1996
               KMF-1C  11/96